Shareholders' Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Vote shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2017 $ / shares
Disclosure Of Stockholders Equity [line items]
Number of vote per share | Vote	1
Dividend declared | R$	R$ 0	R$ 0		R$ 0
Repurchase of shares		7,320
Share capital [member]
Disclosure Of Stockholders Equity [line items]
Shares issued	31,557,785			31,557,785
Shares outstanding	31,557,785			31,557,785
Par value | $ / shares			$ 0.0033		$ 0.0033